Consolidated Statement of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalent	$ 69,208	$ 12,119
Digital assets	1,718	0
Loans receivable	55,832	47,227
Prepaid expenses, and other receivables and assets	10,302	2,994
Investment portfolio	18,088	18,445
Investment accounted for using the equity method	103,821	0
Property and equipment	1,186	892
Right-of-use assets	3,430	3,879
Intangible assets	52,304	18,912
Derivative financial assets	7,866	0
Goodwill	70,112	0
Total assets	393,867	104,468
Liabilities
Accounts payable, accruals and other	20,783	7,843
Lease liabilities	3,948	4,336
Credit facilities	44,983	37,644
Debentures	39,794	40,658
Convertible debentures	0	8,751
Derivative financial liabilities	12,688	0
Deferred tax liability	1,894	0
Total liabilities	124,090	99,232
Shareholders' Equity
Share capital	392,628	106,730
Contributed surplus	24,486	13,560
Revaluation reserve	468	0
Foreign currency translation reserve	458	0
Deficit	(148,263)	(115,054)
Total shareholders' equity	269,777	5,236
Total equity and liabilities	$ 393,867	$ 104,468